Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2019
Disclosure of Non Current and Current Portion of the Lease Liabilities [abstract]
Lease liabilities (non-current and current)
20	Lease liabilities (non-current and current)
The
non-current
and current portion of the lease liabilities as at December 31, 2019 is as follows:

Non-current portion of the lease liabilities	46,053
Current portion of the lease liabilities	11,314

Total	57,367

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2019 is reported in the following table.

Balance as at January 1, 2019	56,758
Additions for new leases	11,544
Interest expenses	2,291
Lease payments	(14,251)
Effect of translation adjustments	1,025

Balance as at December 31, 2019	57,367

As at December 31, 2019 the incremental borrowing rate is within the range of 3% and 12%.
The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2019 is reported in the table below.

Less than one year	13,928
One to five years	36,540
More than five years	17,760

Total undiscounted lease liabilities as at December 31, 2019	68,228

As at December 31, 2019 lease liabilities denominated in foreign currencies amount to 38,844.